Earnings Per Share - Net Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Reconciliation of basic net earnings per share to diluted net earnings per share
Net income	$ 330	$ 528	$ (879)	$ 2,087	$ 2,031	$ (879)
Basic weighted-average common shares (in shares)	1,716	1,716
Diluted weighted-average common shares (in shares)	1,716	1,716
Diluted net income per share (in usd per share)	$ 0.19	$ 0.31
Basic net income per share (in usd per share)	$ 0.19	$ 0.31